OTHER LOSSES	12 Months Ended
Dec. 31, 2025
Other Losses [Abstract]
OTHER LOSSES	OTHER LOSSES

	For years ended December 31,
	2025	2024
Settlement of Mali matters	$—	$75,813
VAT receivable impairment	—	27,235
Contingencies and other legal matters	18,569	—
Corporate development and transaction related costs	12,926	—
Gain on distribution of dividend-in-kind (note 10)	(14,492)	—
Other losses(1)	18,961	22,145
Total other losses	$35,964	$125,193
(1) Comprises a variety of items that are individually insignificant.

Protocol agreement with the Government of Mali

During 2024, the Company signed a definitive protocol agreement with the Government of Mali, providing for renewal of the exploitation permit for the Sadiola mine, advancement of the nearby Korali-Sud property including the issuance of a definitive exploitation permit for large-scale mining and processing of mined ore at the Sadiola plan, and the fiscal and regulatory framework for the phased expansion of the operations.

On October 12, 2024 the Company made a payment in the amount of $40 billion CFA francs ($68.1 million). In addition, the Company also settled certain tax and other obligations of $4.9 million. Under the terms of the agreement, the Company made the additional and final payment of $25 billion CFA francs ($42.2 million) in the second quarter of 2025. This resulted in an aggregate impact of $115.2 million, with $37.3 million recorded in current income tax expense and the remaining balance in other losses, as well as the Company being subject to the 2023 mining code. Further, the Company impaired $16 billion CFA francs ($27.2 million) of VAT in the prior year, in relation to the Mali Settlement.

Reflected in the agreement is the Company undertaking to proceed with the phased expansion at Sadiola. The Company's ownership of Sadiola remains at 80%, with the Government of Mali owning a carried interest of 20%. The Government's ownership of Korali-Sud was increased to 35% on January 8, 2025, whereas the Company retained 65%, in association with the 2023 Mining Code (refer to note 14).